Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ 242,372	$ 159,250
Non-renegotiated Portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	204,419	107,628
Renegotiated portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	38,529	52,617
Recoveries [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ (576)	$ (995)